Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Assets Purchased
Cash	$44,143
Common stock	1,900,546
Total	$1,944,689

Schedule of Components of Intangible Assets

As of March 31, 2021, the Company’s intangible assets consisted of:

	Useful Life	Gross Carrying Amount	Accumulated Amortization	Net

Skincare Assets and License Agreements	4 years	$1,944,689	$(257,512)	$1,687,177
Diverse Bio License Agreement	4 years	675,000	-	675,000
Total		$2,619,689	$(257,512)	$2,362,177

As of December 31, 2020, the Company’s intangible assets consisted of:
	Gross Carrying Amount	Accumulated Amortization	Net

Skincare Assets and License Agreements	$1,944,689	$(126,968)	$1,817,721